RELATED PARTY TRANSACTIONS - Key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	$ 2,782,048	$ 1,611,557
Share-based Compensation	6,260,679	96,083
Bonus	1,031,760	455,760
Key management personnel compensation	10,074,487	2,163,400
Amount payable, key management personnel compensation	3,989	56,040
Exploration and evaluation expenses
RELATED PARTY BALANCES AND TRANSACTIONS
Key management personnel compensation	922,529	449,280
Executive Chairman and Chief Executive Officer | Collin Kettell
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting		388,800
Bonus		129,600
Key management personnel compensation		518,400
Chief Executive Officer | Keith Boyle
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	425,806
Share-based Compensation	763,501
Key management personnel compensation	1,189,307
Former Executive Chairman and Chief Executive Officer | Collin Kettell
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	38,400
Bonus	1,031,760
Key management personnel compensation	1,070,160
President | Melissa Render
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	360,000	15,000
Share-based Compensation	392,015
Key management personnel compensation	752,015	15,000
Former President | Denis Laviolette
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting		261,917
Bonus		90,720
Key management personnel compensation		352,637
Chief Financial Officer | Hashim Ahmed
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	106,795
Share-based Compensation	86,273
Key management personnel compensation	193,068
Chief Financial Officer | Michael Kanevsky
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting		116,640
Bonus		38,880
Key management personnel compensation		155,520
Chief Operating Officer | Robert Assabgui
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	94,792
Share-based Compensation	2,704
Key management personnel compensation	97,496
Chief Operating Officer | Greg Matheson
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting		270,220
Bonus		84,240
Key management personnel compensation		354,460
Chief Development Officer | Ronald Hampton
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting		336,960
Share-based Compensation		96,083
Bonus		112,320
Key management personnel compensation		545,363
Former Chief Operating Officer | Greg Matheson
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	471,200
Key management personnel compensation	471,200
Termination benefits	424,080
Former Chief Development Officer | Ron Hampton
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	562,529
Key management personnel compensation	562,529
Termination benefits	505,440
Former Chief Financial Officer | Michael Kanevsky
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	262,440
Key management personnel compensation	262,440
Termination benefits	174,960
Former Director | Vijay Mehta
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	51,000
Share-based Compensation	357,057
Key management personnel compensation	408,057
Director | Chad Williams
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	75,000
Share-based Compensation	308,404
Key management personnel compensation	383,404
Director | William Hayden
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	84,000
Share-based Compensation	457,216
Key management personnel compensation	541,216
Director | Tamara Brown
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	30,900
Share-based Compensation	178,999
Key management personnel compensation	209,899
Director | Dr. Andrew Furey
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	36,000
Share-based Compensation	169,162
Key management personnel compensation	205,162
Director | Paul Huet
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	168,186
Share-based Compensation	3,470,771
Key management personnel compensation	3,638,957
Director | Allen Palmiere
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting	15,000
Share-based Compensation	74,577
Key management personnel compensation	$ 89,577
Non-executive directors
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting		83,440
Key management personnel compensation		83,440
Former non-executive directors
RELATED PARTY BALANCES AND TRANSACTIONS
Salaries and Consulting		138,580
Key management personnel compensation		$ 138,580